Due From Financial Institutions at Amortized Cost - Summary of Restricted Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 21,237,667	₩ 20,754,706
Due From Financial Institutions In Korean Won [Member]
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	16,721,641	16,649,120
Due From Financial Institutions In Korean Won [Member] | The Bank of Korea
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 15,169,704	₩ 15,317,033
Reason for restriction	Bank of Korea Act	Bank of Korea Act
Due From Financial Institutions In Korean Won [Member] | Shinhan Bank and others [Member]
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 522,306	₩ 803,445
Reason for restriction	Net settlement and others	Net settlement and others
Due From Financial Institutions In Korean Won [Member] | NH Investment Securities Co., Ltd. and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 1,029,631	₩ 528,642
Reason for restriction	Derivatives margin account and others	Derivatives margin account and others
Due From Financial Institutions In Foreign Currencies [Member]
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 4,516,026	₩ 4,105,586
Due From Financial Institutions In Foreign Currencies [Member] | Societe Generale Paris And Others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 2,092,656	₩ 1,774,388
Reason for restriction	Derivatives margin account and others	Derivatives margin account and others
Due From Financial Institutions In Foreign Currencies [Member] | Bank of Indonesia and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 2,350,933	₩ 2,262,610
Reason for restriction	Indonesian law and others	Indonesian law and others
Due From Financial Institutions In Foreign Currencies [Member] | Agricultural Bank of China and others [Member]
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 72,437	₩ 68,588
Reason for restriction	Bank Act of the State of New York and others	Bank Act of the State of New York and others